Business combinations (Details 1) (Detail) - BRL (R$) R$ in Thousands	Jan. 04, 2019	Dec. 05, 2018
SubsidiarieTILIX [member]
The assets and liabilities arising from the acquisition
Goodwill		R$ 19,175
Consideration for the purchase settled in cash		3,810
Fair value of assets and liabilities acquired | SubsidiarieTILIX [member]
The assets and liabilities arising from the acquisition
Cash and cash equivalents		1,996
Liquid working capital, Assets acquired		130
Liabilities assumed		(3,975)
Property, plant and equipment and intangible assets		2,284
Value of net assets		435
Goodwill		19,175
Purchase cost		19,610
Consideration for the purchase settled in cash		3,810
Cash and cash equivalents at the subsidiary acquired		(1,996)
Amount paid on acquisitions less cash and cash equivalents acquired		R$ 1,813
Fair value of assets and liabilities acquired | Subsidiarie Banco Seguro [Member]
The assets and liabilities arising from the acquisition
Cash and cash equivalents	R$ 44,567
Liquid working capital, Assets acquired	26
Liabilities assumed	(44)
Value of net assets	44,549
Goodwill	14,271
Purchase cost	58,820
Consideration for the purchase settled in cash	58,820
Cash and cash equivalents at the subsidiary acquired	(44,567)
Amount paid on acquisitions less cash and cash equivalents acquired	R$ 14,253